STOCKHOLDERS' DEFICIENCY (Narrative) (Details) (USD $)	0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended
	Jun. 15, 2013	Mar. 15, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 07, 2011	Jan. 31, 2010 Employees and Consultants [Member]	Jan. 31, 2010 Employees and Consultants [Member] Previously Reported [Member]	Feb. 29, 2012 Chief Financial Officer [Member]	Mar. 31, 2012 Employees And Consultants Second Issuance [Member]	Mar. 31, 2012 Employees And Consultants Second Issuance [Member] Previously Reported [Member]	Mar. 31, 2012 Employee who has since become the Company's Chief Operating Officer [Member]	Sep. 30, 2012 Consultants [Member]	Dec. 31, 2012 Chief Operating Officer [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Preferred stock, shares authorized			1,000,000		1,000,000		1,000,000	1,000,000
Preferred stock, par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued			0		0		0	0
Consultancy agreement, shares issued	100,000								100,000
Consultancy agreement, shares subject to return									50,000
Consultancy agreement, value of shares issued	$ 57,500	$ 29,500						$ 21,550
Consultancy agreement, expense			52,583		87,000
Stock-based compensation expense			9,827	12,188	31,203	32,604	46,089	27,742
Options granted							850,000			243,000	324,000	200,000	228,000	288,000	100,000	150,000	100,000
Exercise price										$ 0.375	$ 0.375	$ 0.20	$ 0.23	$ 0.23	$ 0.23	$ 0.20	$ 0.25
Vesting installments										4	4	36	4	4	4	4	36
Options granted, value										46,899	62,532	20,000	25,992	32,832	11,400	17,850	14,800
Options vested			4,921,056		4,921,056		4,717,559
Options unvested			599,944		599,944		944,441
Unamortized stock-based compensation expense			$ 60,365		$ 60,365		$ 122,592	$ 61,374